Reinsurance credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reinsurance credit risk
Reinsurance credit risk [Line Items]
Reinsurance assets	₩ 3,110	₩ 1,750
Reinsurance account receivable	6,807	4,069
AA- to AA+
Reinsurance credit risk [Line Items]
Reinsurance assets	1,893	930
Reinsurance account receivable	3,420	2,377
A- to A+
Reinsurance credit risk [Line Items]
Reinsurance assets	1,217	820
Reinsurance account receivable	₩ 3,387	₩ 1,692